Note 23 - Changes in Liabilities Arising From Financing Activities	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of information that enables users of financial statements to evaluate changes in liabilities arising from financing activities [text block]
Note
23
 Changes in liabilities arising from financing activities

	As of January 1,					As of December 31,
[US$ thousands] 2017	2017	Cash flows	Foreign exchange movement	New liabilities	Other (1)	2017
Interest-bearing loans and liabilities, non-current	—	(889)	456	4,199	—	3,767
Finance lease liabilities, non-current	1,724	—	—	688	(2,147)	265
Interest bearing loans and liabilities, current	5,512	(3,483)	—	—	(2,029)	—
Finance lease liabilities, current	4,809	(5,659)	521	—	2,402	2,073
Total liabilities from financing activities	12,045	(10,031)	978	4,887	(1,774)	6,106

(1)
The "Other" column includes the effect of reclassification of the non-current portion of financial lease liabilities to current due to the passage of time in addition to other non-cash costs and other non-cash interest related to financial leases. Furthermore, this column includes current interest bearing loans and liabilities, which is offset against receivables from Otello.

	As of January 1,					As of December 31,
[US$ thousands] 2018	2018	Cash flows	Foreign exchange movement	New liabilities	Other (2)	2018
Interest-bearing loans and liabilities, non-current	3,767	—	—	1,435	(2,964)	2,238
Finance lease liabilities, non-current	265	—	—	—	(232)	33
Interest bearing loans and liabilities, current	—	(1,739)	—	191	1,744	196
Finance lease liabilities, current	2,073	(2,042)	—	—	1,771	1,802
Other loans	—	—	—	492	—	492
Total liabilities from financing activities	6,106	(3,781)	—	2,118	319	4,761

All items of liabilities are included in "Finance lease liabilities and other loans" in the Statement of Financial Position.

(2)
The "Other" column includes the effect of reclassification of the non-current portion of financial lease liabilities to current due to the passage of time in addition to other non-cash adjustments related to finance leases.